Share-based compensation	12 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
Share-based compensation
During the financial year ended March 31, 2015, the Company launched a share-based remuneration plan (the Plan) for management of the Group. The Plan consists of remuneration programs for the CEO, the top management of the Company and other employees and consultants (hereinafter—"participants"). A total of 2,300,000 Class A common shares, with no par value, of the Company were authorized for issuance under the Plan. The shares that may be issued under the Plan may be authorized and unissued shares, shares held in treasury or shares purchased on the open market or by private purchase.
On November 10, 2015, the share pool available for the Plan was extended to 2,452,000 Class A common shares, with no par value. Additionally, on that date, the Company's Board approved further annual allocation of Class A common shares to the Plan. The available for issuance share pool will be not more than the lesser of 2% of the total Company's outstanding number of shares on December 31 of the immediately preceding calendar year, and 1,000,000 shares.
18. Share-based compensation (Continued)
The Plan provides for the grant of options, stock appreciation rights ("SARs"), restricted stock awards, performance share awards ("PSA"), restricted stock units ("RSUs"), cash-based awards, dividend equivalents and other stock-based awards to the Company's directors and to the Company's or affiliates' current and prospective employees and consultants and prospective employees or consultants.
All instruments currently granted within the Plan by the Company are accounted for as equity instruments. The compensation expense is recognized over the requisite service period which coincides with the vesting period.
Upon exercise of the instruments, the participants receive a certain number of the Company's shares. For residents of the USA, the UK, Switzerland, Sweden or Germany personal income tax arising from exercise of the instruments in accordance with the tax legislation of the country of the participant's residence is withheld by the Company in form of treasury shares.
The amount of expenses for the years ended March 31, 2018, 2017 and 2016 included in the accompanying statements of comprehensive income was as follows:

	2018	2017	2016
SOP III	19,078	19,094	12,043
CEO remuneration	8,702	8,702	4,970
Top Management bonus	1,188	1,188	1,188
Total	28,968	28,984	18,201

The details of each program within the Plan are discussed below.
Top Management Bonus
On August 12, 2014, the Board of Directors adopted share-based remuneration plan ("Top bonus") for management of the Group. The program was approved by the Company's shareholders on November 14, 2014. In accordance with the terms of the Top bonus, the Company granted 164,257 RSUs which entitle the holders to receive a fixed number of Class A shares, allocated for issuance under this plan, at no cost subject to continued service conditions. The grant-date fair value of each RSU was $36.17.
18. Share-based compensation (Continued)
The RSUs are subject to service conditions and are vesting in annual increments over a five-year period as follows:

RSUs
March 31, 2015	32,851
March 31, 2016	32,851
March 31, 2017	32,851
March 31, 2018	32,851
March 31, 2019	32,853
164,257

The first, second and third tranches were vested and exercised as of March 31, 2018. The fourth tranche was pending approval of the Company's Board of Directors which took place in May 2018. The following schedule presents the information about the RSUs outstanding as of March 31, 2018 and March 31, 2017:

	As of March 31
	2018	2017
The quantity of RSUs outstanding, units	65,704	98,555
The weighted-average remaining contractual term, days	365	548
The intrinsic value of the RSUs outstanding	$2,691	$6,165

The intrinsic value of the RSUs exercised during financial years 2017 and 2018 was $1,915 and $2,155 respectively.
As of March 31, 2018, the total compensation cost related to non-vested RSUs not yet recognized was $1,188.
Additionally, based on the results of the fiscal year ended March 31, 2017, the Board of Directors approved bonus in the form of shares in amount of $613, which resulted in issuance of 9,130 shares respectively. This expense was included in the total expense on Top Management bonus in the form of shares.
CEO remuneration
In accordance with the program approved on November 14, 2014, 328,513 RSUs were granted to the CEO of the Company on December 16, 2014. The RSUs are subject to vesting in annual increments over a five-year period. The program does not provide for an automatic exercise of the vested RSUs and requires a submission of an exercise notice.
On November 10, 2015, additional 328,513 RSUs, subject to service and market conditions, were granted to the CEO. The RSUs will vest on August 12, 2019, subject to continued employment and certain level of average market capitalization of the Company during the last 6 months prior to the vesting date.
18. Share-based compensation (Continued)
The grant-date share prices in U.S. dollars for the two grants were as follows:

	Granted on December 16, 2014	Granted on November 10, 2015
Grant-date share price	36.21	70.3

The RSUs have no exercise price. The vesting schedule for both grants is presented below:

RSUs
August 12, 2015	65,703
August 12, 2016	65,703
August 12, 2017	65,703
August 12, 2018	65,703
August 12, 2019	394,214
657,026

As of March 31, 2018, the first, second and third tranches were vested and exercised. The following schedule presents the information about the RSUs outstanding as of March 31, 2018 and 2017:

	As of March 31,
	2018	2017
The quantity of RSUs outstanding, units	459,917	657,026
The weighted-average remaining contractual term, days	447	727
The intrinsic value of the RSUs outstanding	$18,834	$30,026

The intrinsic value of the RSUs exercised during financial years 2018 and 2017 was $9,313 and nil respectively.
As of March 31, 2018, the total compensation cost related to non-vested instruments not yet recognized was $11,873.
SOP III
On November 11, 2014, the Board of directors adopted the Incentive Compensation Plan for the employees and consultants of the Group ("SOP III"). The SOP III became effective on November 14, 2014, the date on which the Company's shareholders approved the program.
18. Share-based compensation (Continued)
The SOP III provides for the grant of SARs, RSUs and PSA to the current and prospective employees and consultants of the Group. The following table presents the vesting schedule of the instruments granted:

	PSAs	SARs	RSUs
For the year ended March 31, 2016	264,690	91,652	145,144
For the year ended March 31, 2017	356,612	134,339	240,340
For the year ended March 31, 2018	361,272	139,275	360,008
For the year ended March 31, 2019	507,745	195,515	314,351
	1,490,319	560,781	1,059,843

RSUs awarded under the SOP III entitle the holder to receive a fixed number of Class A shares at no cost subject to continued service conditions. The holders of RSUs have no rights to dividends or dividends equivalent. Since the exercise price of the RSUs granted under the SOP III is zero, the fair values of the grants were measured using fair values of shares at the date of grant adjusted for 3% annual attrition rate.
SARs issued under the SOP III to certain participants who reside in the US entitle the holder to receive a number of Class A shares at no cost determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the grant price.
PSAs awarded under the SOP III to certain participants who reside outside the US entitle the holder to receive a fixed number of Class A shares at no cost subject to continued service conditions and determined by reference to the fair market value of Class A share at the exercise date.
The fair value of SARs and PSAs was measured using Longstaff—Schwartz model. Valuation of SARs and PSAs was made using the following assumptions:

Risk free interest rate	2%
Expected dividend yield	—%
Attrition rate	3%
Volatility factor	40%

The following grant-date share prices were used in the valuation:

Grant date	Grant-date share price, $	Grant date	Grant-date share price, $	Grant date	Grant-date share price, $
December 16, 2014	36.21	August 31, 2016	51.31	August 22, 2017	48.10
January 1, 2016	71.36	November 10, 2016	48.85	November 16, 2017	46.95
February 11, 2016	55.64	November 14, 2016	54.85	November 17, 2017	53.20
April 1, 2016	56.46	February 15, 2017	57.55	December 5, 2017	51.90
May 12, 2016	58.30	May 22, 2017	65.60	February 12, 2018	54.20
June 27, 2016	52.66	June 27, 2017	62.20

18. Share-based compensation (Continued)
The following table reconciles the quantity of restricted stock units, stock appreciation rights and performance share awards as of March 31, 2017, to the quantity as of March 31, 2018:

	RSUs	SARs	PSAs
Outstanding as of March 31, 2017	474,220	351,323	939,158
Granted during the period	160,699	—	48,733
Exercised during the period	(322,942)	(84,166)	(230,236)
Forfeited during the period	(71,339)	(85,273)	(61,391)
Outstanding as of March 31, 2018	240,638	181,884	696,264

The following table summarizes information about restricted stock units, stock appreciation rights and performance share awards for the period from March 31, 2017 to March 31, 2018:

	RSUs		SARs		PSAs
	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $
Non-vested as of March 31, 2017	474,220	41.35	254,019	5.53	757,558	5.80
Granted during the period	160,699	57.36	—	—	48,733	22.00
Vested during the period	(322,942)	47.53	(93,288)	5.30	(308,886)	6.42
Forfeited during the period	(71,339)	44.05	(85,273)	6.25	(61,391)	5.16
Non-vested as of March 31, 2018	240,638	42.96	75,458	5.01	436,014	7.26

18. Share-based compensation (Continued)
The schedule below summarizes the information about restricted stock units, stock appreciation rights and performance share awards outstanding and exercisable as of March 31, 2018:

	Restricted stock units	Stock Appreciation Right	Performance Share Award
Outstanding as of March 31, 2018
Quantity of outstanding instruments	240,638	181,884	696,264
Intrinsic value	$9,854	$661	$5,527
Weighted-average remaining contractual term, days	81	96	91
Vested and exercisable as of March 31, 2018
Number of instruments	—	106,426	260,250
Intrinsic value, in thousands of the U.S. dollars	$—	$2,226	$1,172

The following table summarizes information about the intrinsic value of Company's restricted stock units, stock appreciation rights and performance share awards exercised during 2017 and 2018:

	2018	2017
Total intrinsic value of RSUs exercised	$11,837	$11,052
Total intrinsic value of SARs exercised	$1,476	$680
Total intrinsic value of PSAs exercised	$5,073	$4,746

The total compensation cost related to non-vested awards not yet recognized is $22,842 at March 31, 2018.